Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Prins Autogassystemen Holding B.V. [Member]
Schedule Of Purchase Price Allocations [Table Text Block]
The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values. Therefore, the provisional measurements of fair value reflected are subject to change and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.

Consideration allocated to:
Other tangible assets, including cash of $61	$13,138
Property, plant and equipment	3,824
Intangible assets subject to amortization over 5 years	3,024
Goodwill	3,221
Total assets acquired	$23,207

Less:
Current liabilities	7,211
Deferred income tax liabilities	979
Debt assumed (note 13b and c)	11,905
$20,095

Total net assets acquired	$3,112

Consideration:
Paid to sellers	$3,112

Business Acquisition, Pro Forma Information [Table Text Block]
This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2013, nor are they indicative of any future results.

	Years ended December 31,
	2014	2013
Revenue
Revenue for the period	$130,569	$164,032
Add: BAF - see (note 4(b))	—	7,249
Add: Prins	30,993	30,885
Pro forma revenue for the period	$161,562	$202,166

Net Loss
Net loss for the period	$(149,618)	$(185,410)
Add: BAF - see (note 4(b))		(4,038)
Add: Prins	91	9,164
Pro forma net loss for the period	$(149,527)	$(180,284)

BAF Technologies Inc [Member]
Schedule Of Purchase Price Allocations [Table Text Block]
The following table summarizes management’s final fair market valuation of the assets acquired and liabilities assumed at the acquisition date based on the results of a valuation report issued by a third-party valuation firm.

Consideration allocated to:
Other tangible assets, including cash of $1,178	$9,116
Property, plant and equipment	905
Intangible assets subject to amortization over 3 to 10 years	7,729
Goodwill	18,542

Total assets acquired	36,292
Less: total liabilities	(6,594)

Total net assets acquired	$29,698

Consideration:
Payable to Clean Energy	$2,322
Common shares issued	24,091
Common shares to be issued	3,285

$29,698

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
The fair values for specifically identifiable intangible assets by major asset class are as set forth below.

		Weighted average
	Assigned fair value	amortization period
Customer relationships	$6,350	8 years
Core technology	160	10 years
Other intangibles	1,219	3 years
Total	$7,729	7 years

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited supplemental pro forma information presents the consolidated financial results as if the acquisition of BAF had occurred on January 1, 2012.  This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2012, nor are they indicative of any future results.

	Years ended December 31,
	2013	2012
Revenue	$171,281	$181,972
Net loss	$(189,448)	$(100,946)